COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. (PISHX)

Supplement Dated May 1, 2024 to

Statement Of Additional Information Dated May 1, 2024

COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

Supplement Dated May 1, 2024 to

Statement Of Additional Information Dated May 1, 2024

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS A (CPXAX), CLASS C (CPXCX), CLASS F (CPXFX), CLASS I (CPXIX),

CLASS R (CPRRX) AND CLASS Z (CPXZX) SHARES

Supplement Dated May 1, 2024 to

Statement Of Additional Information Dated May 1, 2024

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX), CLASS Z (LPXZX) SHARES

Supplement Dated May 1, 2024 to

Statement Of Additional Information Dated May 1, 2024

William F. Scapell has announced his intention to retire from Cohen & Steers Capital Management, Inc. on August 1, 2024. Effective August 1, 2024, William F. Scapell will no longer serve as a portfolio manager to Cohen & Steers Preferred Securities and Income SMA Shares, Inc., Cohen & Steers Preferred Securities and Income Fund, Inc. and Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the “Preferred Funds”) and Elaine Zaharis-Nikas will assume lead portfolio manager responsibilities for the Funds. Also effective August 1, 2024, Mr. Scapell will retire as an officer of the Preferred Funds and Cohen & Steers Real Assets Fund, Inc.

Prior to August 1, 2024, the following is considered to be part of the “Management of the Funds—Officers of the Funds” section on pg. 60 of the Statement of Additional Information:

LOW DURATION PREFERRED AND INCOME FUND, PREFERRED SECURITIES AND INCOME SMA SHARES AND PREFERRED SECURITIES AND INCOME FUND

Name, Address and Year of Birth	Position(s) Held with Fund	Principal Occupation During Past Five Years	Length of Time Served
William F. Scapell 1967	Vice President	Executive Vice President of the Advisor since 2014 and prior to that, Senior Vice President of the Advisor since 2003.	2003

REAL ASSETS FUND

Name, Address and Year of Birth	Position(s) Held with Fund	Principal Occupation During Past Five Years	Length of Time Served
William F. Scapell 1967	Vice President	Executive Vice President of the Advisor since 2014 and prior to that, Senior Vice President of the Advisor since 2003.	2003

Prior to August 1, 2024, the following is considered to be part of the “Portfolio Managers – Accounts Managed” table on pg. 94 of the Statement of Additional Information:

	Number of Other Accounts Managed and Assets ($mm) by Account Type
	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Low Duration Preferred and Income Fund
William F. Scapell	13	$18,613	16	$3,233	23	$2,934
Preferred Securities and Income SMA Shares
William F. Scapell	13	$18,431	17	$2,856	23	$2,819
Preferred Securities and Income Fund
William F. Scapell	13	$12,869	16	$3,022	23	$3,059

Prior to August 1, 2024, the following is considered to be part of the “Portfolio Managers – Share Ownership” table on pg. 95 of the Statement of Additional Information:

Portfolio Manager	Low Duration Preferred and Income Fund	Preferred Securities and Income SMA Shares	Global Infrastructure Fund	Global Realty Shares	Institutional Realty Shares	International Realty Fund	Future of Energy Fund	Preferred Securities and Income Fund	Real Assets Fund	Real Estate Securities Fund	Realty Shares
William F. Scapell	F	A	N/A	N/A	N/A	N/A	N/A	F	N/A	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

Multi-SAI-5.1.2024